Short-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2022
Short-term Bank Loans
Schedule of short-term bank loans

	June 30,	December 31,
	2022	2021
Loan payable to Bank of China Lishui Branch	$2,550,044	$2,679,852
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	1,642,300	2,039,700
Total	$4,192,344	$4,719,552